Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	[1]	¥ 570,500	¥ 677,000
Reversal of credit losses		71,060	186,568	[2]
Foreign exchange gains (losses)-net		(99,407)	(3,025)
Trading account losses-net		(332,431)	69,428
Equity in earnings of equity method investees-net		140,014	88,717	[2]
Income before income tax expense		695,767	1,014,434
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit		571,000	677,000
Reversal of credit losses		71,000	187,000
Foreign exchange gains (losses)-net		(43,000)	23,000
Trading account losses-net		(330,000)	(50,000)
Equity investment securities gains-net		391,000	95,000
Debt investment securities gains (losses)-net		14,000	(5,000)
Equity in earnings of equity method investees-net		140,000	89,000
Provision for off-balance sheet credit instruments		(42,000)	(1,000)
Other-net		(76,000)	(1,000)
Income before income tax expense		¥ 696,000	¥ 1,014,000

[1]	Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥11.8 billion for the six months ended September 30, 2017.
[2]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.